Segment reporting - Additional Information (Details) - EUR (€) € in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Operating Segments [Abstract]
Adjustments for share based payments including employer tax	€ 0.8	€ 1.7	€ 2.3	€ 7.6
Acquisition related costs	€ 8.2	€ 0.6	€ 12.1	€ 1.6